Material Related Party Transactions - Summary of Transactions with Unicom Group and its Subsidiaries (Parenthetical) (Detail) ¥ in Millions, $ in Millions							12 Months Ended
	Dec. 28, 2018 CNY (¥)	Dec. 28, 2018 HKD ($)	Dec. 26, 2018 CNY (¥)	Dec. 21, 2017 CNY (¥)	Aug. 24, 2017 CNY (¥)	Feb. 27, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
China United Network Communications Group Company Limited and its subsidiaries [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan from Unicom Group					¥ 3,893	¥ 1,344			¥ 5,237
Borrowings interest rate					3.92%	3.92%
Bonds, maturity period					6 months	1 year
Loan from related parties								¥ 48	¥ 435
Amounts due to related party transactions							¥ 4,879	¥ 4,621
China United Network Communications Group Company Limited and its subsidiaries [member] | Bottom of range [member]
Disclosure of transactions between related parties [Line Items]
Deposits interest rate							0.42%	0.42%
China United Network Communications Group Company Limited and its subsidiaries [member] | Top of range [member]
Disclosure of transactions between related parties [Line Items]
Deposits interest rate							2.75%	2.75%
China Unicom Group Corporation (BVI) Limited [member]
Disclosure of transactions between related parties [Line Items]
Bonds, maturity period	1 year	1 year		1 year
Loan from related parties	¥ 48			¥ 435
Borrowings interest rate basis	1 year HIBOR plus 1.11%	1 year HIBOR plus 1.11%		1 year HIBOR plus 1.2%
China Unicom Group Corporation (BVI) Limited [member] | Borrowing interest rate 4.77% [member]
Disclosure of transactions between related parties [Line Items]
Borrowings interest rate								4.77%
Bonds, maturity period	1 year	1 year
Loan from related parties	¥ 46
China Unicom Group Corporation (BVI) Limited [member] | Floating interest rate at one year HIBOR plus 1.11% [member]
Disclosure of transactions between related parties [Line Items]
Bonds, maturity period	1 year	1 year
Loan from related parties | $		$ 2
China Unicom Group Corporation (BVI) Limited [member] | Borrowing interest rate 0% [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan from Unicom Group							¥ 3,042	¥ 3,042
Borrowings interest rate							4.28%	4.28%
Bonds, maturity period							5 years	5 years
A Share Company [member]
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loan from Unicom Group			¥ 3,042					¥ 3,042
Borrowings interest rate			4.28%
Bonds, maturity period			5 years